Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Profit or loss [abstract]
Turnover	€ 51,980	€ 50,982	€ 53,715
Operating profit	8,708	12,639	8,957
Which includes non-underlying item credits/(charges) of	(1,239)	3,176	(543)
Net finance costs	(627)	(608)	(1,004)
Finance income	224	135	157
Finance costs	(821)	(718)	(683)
Pensions and similar obligations	(30)	(25)	(96)
Net finance cost non-underlying items			(382)
Non-underlying item net monetary gain/(loss) arising from hyperinflationary economies	32	122
Share of net profit/(loss) of joint ventures and associates	176	185	155
Which includes non-underlying item credits/(charges) of	3	32
Other income/(loss) from non-current investments and associates		22	18
Profit before taxation	8,289	12,360	8,126
Taxation	(2,263)	(2,572)	(1,670)
Which includes tax impact of non-underlying items of	113	(288)	655
Net profit	6,026	9,788	6,456
Attributable to:
Non-controlling interests	401	419	433
Shareholders' equity	€ 5,625	€ 9,369	€ 6,023
Combined earnings per share
Basic earnings per share (€)	€ 2.15	€ 3.49	€ 2.15
Diluted earnings per share (€)	€ 2.14	€ 3.48	€ 2.14

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.